UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment           [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Brinson Trust Company
Address:      209 South LaSalle
              Chicago, Il 60604

13F File Number:   28-3900

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK F. KEMPER
Title:       ASSISTANT SECRETARY
Phone:       312-220-7138

Signature, Place, and Date of Signing:


/s/ MARK F. KEMPER   CHICAGO, IL   August 14, 2001

Report Type (Check only one.):

[ ]    13F HOLDINGS REPORT

[X]    13F NOTICE

[ ]    13F COMBINATION REPORT

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  1267

Form 13F Information Table Value Total:  $18109158055

List of Other Managers Reporting for this Manager:

Number     Form 13F File Number    Name

1           28-2682       Brinson Partners, Inc.
3           28-2871       Brinson Partners (New York), Inc.